Stock Option Transactions (Detail) (USD $)	4 Months Ended		8 Months Ended
	Feb. 01, 2014		Oct. 02, 2013
Number of Units
Options Outstanding at Beginning of Period	4,683,151		424,231
Options Issued	52,761		175,500
Options Exercised	(27,598)	[1]	(117,588)	[2]
Options Forfeited	(88,991)		(56,402)
Options Outstanding at End of Period	4,619,323		4,683,151
Weighted Average Exercise Price Per Unit
Options Outstanding at Beginning of Period	$ 2.95		$ 6.96
Options Issued	$ 26.96		$ 4.55
Options Exercised	$ 1.55	[1]	$ 1.96	[2]
Options Forfeited	$ 2.01		$ 6.82
Options Outstanding at End of Period	$ 3.25		$ 2.95
Class A common stock
Number of Units
Cancellation of Class A Units			(425,741)
Weighted Average Exercise Price Per Unit
Cancellation of Class A Units			$ 2.95

[1]	Options exercised during the four months ended February 1, 2014 had a total intrinsic value of $0.8 million.
[2]	Options exercised during the eight months ended October 2, 2013 had a total intrinsic value of $9.2 million.